Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY:

a.	Share capital

Each holder of the Company’s ordinary shares, par value NIS 0.01 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2025		December 31, 2024
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	69,590,228	100,000,000	63,762,001
Total	100,000,000	69,590,228	100,000,000	63,762,001

On April 28, 2023, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued USARAD Holding Inc. former shareholders an additional 255,392 ordinary shares (representing additional consideration of approximately $1,561 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full.

On July 26, 2023 the Company entered into a securities purchase agreement with a single institutional investor for the purchase and sale of 2,142,858 of the Company’s ordinary shares, par value NIS 0.01 per share together with warrants to purchase up to 2,142,858 ordinary shares at a combined purchase price of $14.00 per share, in a registered direct offering. The warrants have an exercise price of $19.00 per share, are exercisable immediately upon issuance and will expire five years from issuance. The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”. Accordingly, the warrants are considered indexed to the entity’s own stock and are classified within equity.

On June 7, 2024, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co. and Mizuho Securities USA LLC (each individually, an “Agent” and collectively, the “Agents”) relating to the issuance and sale from time to time of the Company’s ordinary shares. In accordance with the terms of the Sales Agreement, the Company may offer and sell our ordinary shares having an aggregate offering price of up to $100 million from time to time through the Agents pursuant to the sales agreement. The Agents will be entitled to compensation at a commission rate of up to 2.5 % of the aggregate gross proceeds from each sale of ordinary shares. The Company issued 1,798,459 and 5,046,990 ordinary shares in gross consideration of $7.3 and $38.8 million and net consideration of $7.1 and $37.8 million for the years ended December 31, 2025, and 2024, respectively, under the Sales Agreement.

In May 2025, the Company issued 116,226 ordinary shares in connection with the asset acquisition of MDWEB LLC, originally completed in 2021.

The shares were issued following the achievement of certain milestones in 2023, at which time the corresponding earn-out contingent liability was reclassified to equity.

On November 23, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a single institutional investor (the “Purchaser”) for the purchase and sale of 3,826,530 of the Company’s ordinary shares, par value NIS 0.01 per share (the “ordinary shares”) at a purchase price of $3.92 per share, in a registered direct offering. Gross consideration of $15 million and net consideration of $14.1 million were received from the purchase agreement.

During 2025, 74,027 options to purchase ordinary shares were exercised to ordinary shares in consideration of $163.

b.	Share based compensation

On September 3, 2019, the Company’s board of directors resolved to adopt an equity incentive plan (the “Plan”). Based on such plan, each option will be exercisable for one ordinary share of the Company and will become exercisable at such terms and during such periods, as the Company’s board of directors shall determine. Pursuant to the Plan (and further increase of option pool approved by the Company’s board of directors), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants. On August 2024, the Board of Directors of the Company approved a further increase of option pool by 2,303,894 to 10,345,830 ordinary shares of NIS 0.01 par value of the Company that will be reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.

As of December 31, 2025, there were 3,141,940 ordinary shares reserved for the equity incentive plan. The Company’s board of directors also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

As of December 31, 2025, there is an unrecognized share-based compensation expense of $6,028 thousand to be recognized over the average remaining vesting period of 1.75 years.

During 2025, the Company granted certain employees, officers and directors awards to purchase 316,970 of the Company’s ordinary shares for an average exercise price of $11.54. The Company’s stock options have a term of 10 years from grant date. The granted options generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters. Included in the awards are 87,720 RSUs that were granted to certain members of the Board of Directors of the Company on December 10, 2025. The Company recorded an expense of $106 thousand attributable to RSUs awards during the reporting period.

The following table summarizes share-based awards for the period ended December 31, 2025:

	Year ended December 31, 2025
		Weighted
	Number of	average
	share-based	exercise
	payment	Price (in
	awards	U.S. Dollar)
Outstanding at beginning of year	4,447,876	14.63
Changes during the year:
Granted	316,970	11.54
Exercised	(87,012)	1.84
Forfeited	(254,659)	19.07
Outstanding at end of year	4,423,175	14.41
Aggregate intrinsic value	3,301	-
Exercisable at end of year	3,633,213	14.71
Aggregate intrinsic value	3,301	-

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used for the year ended December 31, 2025 and year ended at December 31, 2024 are as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Dividend yield	0	0
Expected volatility	73.09% - 82.16%	80.19% - 82.66%
Risk-free interest rate	3.83% - 4.43%	3.83% - 4.53%
Expected term (years)	6.25 - 10	6.25 - 10

The expected volatility is based on the combination of the historical volatility of the Company (with weigh of 50%) and comparable companies (with weigh of 50%) according to the available data. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms.

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2025:

December 31, 2025
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	140,632	*)	-	26,934	-
$2.21	1,493,781		3.94	1,493,781	3.94
$11.06	14,000		7.39	8,750	7.39
$11.52	549,500		7.94	266,562	7.63
$16.00	45,000		4.62	45,000	4.62
$17.63	1,067,384		7.31	698,058	6.72
$23.19	210,000		5.78	210,000	5.78
$23.84	509,768		5.96	491,018	5.96
$23.86	53,100		5.75	53,100	5.75
$30.66	26,400		5.53	26,400	5.53
$30.93	20,000		4.81	20,000	4.81
$40.21	32,600		5.19	32,600	5.19
$49.68	233,000		5.05	233,000	5.05
$59.2	3,000		4.98	3,000	4.98
$64.61	25,010		5.11	25,010	5.11

*)	Including 8,611 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 132,021 RSUs that were issued in consideration for services.

3)	Share-based compensation expenses

	Year Ended December 31,
	2025	2024	2023
Cost of revenue	125	227	56
Research and development	1,182	2,448	3,818
Sales and Marketing	355	717	484
General and administrative	2,528	3,869	2,480
	4,190	7,261	6,838